Schedule of Investments (unaudited)	iShares® Interest Rate Hedged Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 93.8%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)(b)	2,405,084	$259,388,309

Total Investment Companies
(Cost: $259,170,857)		259,388,309

Short-Term Securities

Money Market Funds — 6.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.22%(a)(c)	17,090,000	17,090,000

Total Short-Term Securities — 6.2%
(Cost: $17,090,000)		17,090,000

Total Investments in Securities — 100.0%
(Cost: $276,260,857)		276,478,309

Other Assets Less Liabilities — 0.0%		104,491

Net Assets — 100.0%		$276,582,800

(a)	Affiliate of the Fund.

(b)	All or a portion of the security has been pledged in connection with outstanding centrally cleared swaps.

(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$94,026,906	$—		$(94,017,760	)(b)	$(22,100)	$12,954	$—	—	$77,201	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,120,000	15,970,000	(b)	—		—	—	17,090,000	17,090,000	476,706		27
iShares iBoxx $ Investment Grade Corporate Bond ETF	644,356,037	125,601,052		(549,689,074)		(119,742,811)	158,863,105	259,388,309	2,405,084	11,144,851		—
						$(119,764,911)	$158,876,059	$276,478,309		$11,698,758		$27

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Centrally Cleared Interest Rate Swaps

									Upfront
						Notional			Premium	Unrealized
Paid by the Fund		Received by the Fund		Effective	Termination	Amount			Paid	Appreciation
Rate	Frequency	Rate	Frequency	Date	Date	(000)		Value	(Received)	(Depreciation)
5.36%	Annual	1-Day SOFR, 5.06%	Annual	N/A	07/05/24	USD	7,000	$1,926	$21	$1,905
0.40%	Annual	1-Day SOFR, 5.06%	Annual	N/A	10/19/25	USD	10,900	1,187,741	(43,523)	1,231,264
0.87%	Annual	1-Day SOFR, 5.06%	Annual	N/A	10/01/26	USD	4,000	526,492	23	526,469
1.00%	Annual	1-Day SOFR, 5.06%	Annual	N/A	12/07/26	USD	5,000	629,549	33	629,516
0.49%	Annual	1-Day SOFR, 5.06%	Annual	N/A	09/22/27	USD	62,232	9,623,935	(104,902)	9,728,837
3.54%	Annual	1-Day SOFR, 5.06%	Annual	N/A	05/24/28	USD	1,500	34,212	13	34,199

Schedule of Investments (unaudited) (continued)	iShares® Interest Rate Hedged Corporate Bond ETF
July 31, 2023

Centrally Cleared Interest Rate Swaps (continued)

									Upfront
						Notional			Premium	Unrealized
Paid by the Fund		Received by the Fund		Effective	Termination	Amount			Paid	Appreciation
Rate	Frequency	Rate	Frequency	Date	Date	(000)		Value	(Received)	(Depreciation)
4.01%	Annual	1-Day SOFR, 5.06%	Annual	N/A	07/13/28	USD	2,300	$(1,439)	$22	$(1,461)
3.82%	Annual	1-Day SOFR, 5.06%	Annual	N/A	07/18/28	USD	2,000	15,233	19	15,214
3.87%	Annual	1-Day SOFR, 5.06%	Annual	N/A	07/25/28	USD	2,000	9,601	19	9,582
1.19%	Annual	1-Day SOFR, 5.06%	Annual	N/A	10/20/28	USD	22,300	3,466,357	217	3,466,140
3.66%	Annual	1-Day SOFR, 5.06%	Annual	N/A	07/18/30	USD	1,500	13,707	20	13,687
0.78%	Annual	1-Day SOFR, 5.06%	Annual	N/A	10/19/30	USD	25,400	5,205,702	(424,283)	5,629,985
1.22%	Annual	1-Day SOFR, 5.06%	Annual	N/A	02/12/31	USD	13,180	2,382,772	155,849	2,226,923
1.03%	Annual	1-Day SOFR, 5.06%	Annual	N/A	08/23/31	USD	1,000	217,291	13	217,278
1.28%	Annual	1-Day SOFR, 5.06%	Annual	N/A	08/23/31	USD	5,000	924,911	(92,741)	1,017,652
1.24%	Annual	1-Day SOFR, 5.06%	Annual	N/A	12/15/31	USD	18,300	3,649,893	267	3,649,626
1.28%	Annual	1-Day SOFR, 5.06%	Annual	N/A	12/17/31	USD	3,100	609,344	45	609,299
3.42%	Annual	1-Day SOFR, 5.06%	Annual	N/A	05/24/33	USD	1,000	25,110	16	25,094
3.55%	Annual	1-Day SOFR, 5.06%	Annual	N/A	07/05/33	USD	1,500	18,117	24	18,093
3.72%	Annual	1-Day SOFR, 5.06%	Annual	N/A	07/13/33	USD	900	(1,473)	15	(1,488)
3.56%	Annual	1-Day SOFR, 5.06%	Annual	N/A	07/18/33	USD	1,500	17,045	26	17,019
3.57%	Annual	1-Day SOFR, 5.06%	Annual	N/A	07/25/33	USD	500	4,800	8	4,792
3.62%	Annual	1-Day SOFR, 5.06%	Annual	N/A	07/28/33	USD	250	1,446	4	1,442
0.91%	Annual	1-Day SOFR, 5.06%	Annual	N/A	09/25/35	USD	26,000	7,368,942	(561,543)	7,930,485
1.35%	Annual	1-Day SOFR, 5.06%	Annual	N/A	12/15/36	USD	6,400	1,683,444	123	1,683,321
3.53%	Annual	1-Day SOFR, 5.06%	Annual	N/A	07/18/38	USD	1,000	14,294	21	14,273
3.52%	Annual	1-Day SOFR, 5.06%	Annual	N/A	07/25/38	USD	600	8,230	12	8,218
1.11%	Annual	1-Day SOFR, 5.06%	Annual	N/A	10/19/40	USD	20,700	6,928,521	375,079	6,553,442
3.58%	Annual	1-Day SOFR, 5.06%	Annual	N/A	07/13/43	USD	600	1,159	17	1,142
3.47%	Annual	1-Day SOFR, 5.06%	Annual	N/A	07/18/43	USD	1,200	20,390	34	20,356
3.46%	Annual	1-Day SOFR, 5.06%	Annual	N/A	07/25/43	USD	600	10,099	15	10,084
3.58%	Annual	1-Day SOFR, 5.06%	Annual	N/A	08/01/43	USD	300	(313)	7	(320)
0.86%	Annual	1-Day SOFR, 5.06%	Annual	N/A	03/30/45	USD	19,747	8,166,238	118,767	8,047,471
3.35%	Annual	1-Day SOFR, 5.06%	Annual	N/A	07/25/48	USD	400	7,446	11	7,435
3.47%	Annual	1-Day SOFR, 5.06%	Annual	N/A	08/01/48	USD	300	(399)	8	(407)
1.06%	Annual	1-Day SOFR, 5.06%	Annual	N/A	09/18/50	USD	16,655	7,054,208	(413,473)	7,467,681
1.18%	Annual	1-Day SOFR, 5.06%	Annual	N/A	10/19/50	USD	14,550	5,847,698	1,122,351	4,725,347
1.29%	Annual	1-Day SOFR, 5.06%	Annual	N/A	12/07/51	USD	3,700	1,475,233	127	1,475,106
3.13%	Annual	1-Day SOFR, 5.06%	Annual	N/A	06/27/53	USD	900	37,651	28	37,623
3.18%	Annual	1-Day SOFR, 5.06%	Annual	N/A	07/05/53	USD	1,200	39,799	37	39,762
3.27%	Annual	1-Day SOFR, 5.06%	Annual	N/A	07/07/53	USD	1,000	17,909	36	17,873
3.26%	Annual	1-Day SOFR, 5.06%	Annual	N/A	07/18/53	USD	600	11,554	21	11,533
3.24%	Annual	1-Day SOFR, 5.06%	Annual	N/A	07/25/53	USD	400	8,247	13	8,234
3.26%	Annual	1-Day SOFR, 5.06%	Annual	N/A	07/28/53	USD	300	4,689	9	4,680
3.35%	Annual	1-Day SOFR, 5.06%	Annual	N/A	08/01/53	USD	300	(361)	9	(370)
								$67,266,950	$132,914	$67,134,036

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is

Schedule of Investments (unaudited) (continued)	iShares® Interest Rate Hedged Corporate Bond ETF
July 31, 2023

Fair Value Hierarchy as of Period End (continued)

determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$259,388,309	$—	$—	$259,388,309
Short-Term Securities
Money Market Funds	17,090,000	—	—	17,090,000
	$276,478,309	$—	$—	$276,478,309
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$—	$67,138,082	$—	$67,138,082
Liabilities
Interest Rate Contracts	—	(4,046)	—	(4,046)
	$—	$67,134,036	$—	67,134,036

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

SOFR	Secured Overnight Financing Rate

 3